Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2014
Registrant Name	GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS INC
Central Index Key	0000702172
Amendment Flag	false
Document Creation Date	Dec. 01, 2015
Document Effective Date	Dec. 01, 2015
Prospectus Date	Dec. 01, 2015
General Government Securities Money Market Fund | Class B
Prospectus:
Trading Symbol	GSBXX
General Treasury Prime Money Market Fund | Class B
Prospectus:
Trading Symbol	GTBXX